Note 3 - Going Concern	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Going Concern [Text Block]
3.	Going Concern:

At
December 31, 2018,
the Company had a working capital deficit of
$31,531
and cash and cash equivalents of
$57.
As of
December 31, 2018,
the Company has remaining contractual commitments for the acquisition of its fleet totaling
$147,632.
Of this amount,
$66,272
is payable in the
first
quarter of
2019
and
$81,360
in the
second
quarter of
2019.
Of the amount payable in
2019,
an amount of
$66,272
has been settled as of the date of issuance of these financial statements.

As of
December 31, 2018,
the Company had available committed undrawn balances of
$152,187.
The Company expects to finance its working capital deficit with operational cash flow, debt or equity issuances, or a combination thereof and other sources such as funds from the Company's controlling shareholder and CEO, Mr. Pistiolis, if required. If the Company is unable to arrange debt or equity financing, it is probable that the Company may
also consider selling a vessel. Therefore, there is
no
substantial doubt about the Company's ability to continue as a going concern, for a reasonable period of time. The accompanying consolidated financial statements do not
include any adjustments relating to the recoverability and classification of recorded assets and liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.